Commitments and Contingencies - License Agreements and Litigation (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2023	Apr. 30, 2023	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Mar. 31, 2023	Dec. 31, 2021
Commitments and Contingencies
Upfront fee	$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0	$ 1,000,000.0
Accrued litigation liability				$ 0		$ 0	$ 0
US
Commitments and Contingencies
Milestone payments					$ 5,000,000.0
European Union
Commitments and Contingencies
Milestone payments					4,000,000.0
Four additional countries
Commitments and Contingencies
Milestone payments					$ 1,000,000.0